Intangible assets other than goodwill	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Intangible assets other than goodwill

Note 17 Intangible assets other than goodwill

The intangible assets movement are detailed as follows:

	Trademarks	Software programs	Water rights	Distribution rights	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
As of January 1, 2024
Historic cost	127,011,105	62,951,825	3,199,349	3,478,247	196,640,526
Accumulated amortization	-	(42,649,283)	-	(868,036)	(43,517,319)
Book Value	127,011,105	20,302,542	3,199,349	2,610,211	153,123,207

As of December 31, 2024
Additions	251,755	11,267,169	-	-	11,518,924
Additions for business combinations (cost) (2)	25,481,126	157,533	-	12,106,585	37,745,244
Additions for business combinations (amortization) (2)	-	(71,682)	-	-	(71,682)
Divestitures (cost)	(344,502)	(199,218)	-	-	(543,720)
Divestitures (amortization)	-	80,639	-	-	80,639
Amortization of year	-	(6,463,401)	-	(184,178)	(6,647,579)
Conversion effect (amotization)	-	(17,867)	-	(408)	(18,275)
Conversion effect (cost)	(2,395,767)	(143,898)	-	985,301	(1,554,364)
Others increases (decreases) (1)	46,590,094	4,456,318	-	(46,085)	51,000,327
Sub-Total	69,582,706	9,065,593	-	12,861,215	91,509,514
Book Value	196,593,811	29,368,135	3,199,349	15,471,426	244,632,721

As of December 31, 2024
Historic cost	196,593,811	78,489,729	3,199,349	16,524,048	294,806,937
Accumulated amortization	-	(49,121,594)	-	(1,052,622)	(50,174,216)
Book Value	196,593,811	29,368,135	3,199,349	15,471,426	244,632,721

As of December 31, 2025
Additions (3)	1,303,000	17,303,360	-	-	18,606,360
Divestitures (cost) (3)	(804,705)	(4,411,935)	-	-	(5,216,640)
Divestitures (amortization)	-	4,314,960	-	-	4,314,960
Amortization of year	-	(5,550,514)	-	(887,183)	(6,437,697)
Conversion effect (amotization)	-	309,163	-	(70,467)	238,696
Conversion effect (cost)	(41,418,103)	(1,480,844)	-	1,196,158	(41,702,789)
Others increases (decreases) (1)	21,594,513	719,201	-	121,434	22,435,148
Sub-Total	(19,325,295)	11,203,391	-	359,942	(7,761,962)
Book Value	177,268,516	40,571,526	3,199,349	15,831,368	236,870,759

As of December 31, 2025
Historic cost	177,268,516	87,847,547	3,199,349	17,380,483	285,695,895
Accumulated amortization	-	(47,276,021)	-	(1,549,115)	(48,825,136)
Book Value	177,268,516	40,571,526	3,199,349	15,831,368	236,870,759
(1)	Corresponds to the financial effect of the application IAS 29 "Financial reporting in hyperinflationary economies”.
(2)	See Note 1 - General Information, letter C), numbers (3) and (8).
(3)	See Note 1 - General Information, letter C), number (6).

There are no restrictions or pledges on intangible assets.

The cash generating units associated to the trademarks are detailed as follows:

Segment	Cash Generating Unit	As of December 31, 2025	As of December 31, 2024
	(CGU)	ThCh$	ThCh$
Chile	Embotelladoras Chilenas Unidas S.A.	33,431,759	34,177,235
	Manantial S.A.	1,166,000	1,166,000
	Compañía Pisquera de Chile S.A.	1,363,782	1,363,782
	D&D SpA.	1,962,891	1,962,891
	Cervecería Kunstmann S.A.	14,166,999	14,166,999
	Cerveza Guayacán SpA. (2)	1,303,000	-
	Cervecera Guayacán SpA. (2)	-	804,705
	Sub-Total	53,394,431	53,641,612
International Business	CCU Argentina S.A. and subsidiaries (1)	91,610,697	108,477,721
	Marzurel S.A., Coralina S.A. and Milotur S.A.	2,873,671	2,796,692
	Bebidas del Paraguay S.A. and Distribuidora del Paraguay S.A.	4,208,426	3,859,274
	Bebidas Bolivianas BBO S.A.	5,209,723	7,811,229
	Sub-Total	103,902,517	122,944,916
Wines	Viña San Pedro Tarapacá S.A.	19,971,568	20,007,283
	Sub-Total	19,971,568	20,007,283
Total		177,268,516	196,593,811
(1)	See Note 1 - General information, letter C), number (8).
(2)	See Note 1 - General information, letter C), number (6).

In relation to impairment losses on intangible assets, Management has performed impairment tests, from which no impairment losses have arisen. With respect to Trademarks with indefinite useful lives, the same methodology has been used as described in Note 18 - Goodwill.